Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on recurring basis
The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2020		As at December 31, 2019
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Financial assets at amortized cost		186.3		83.4
Trade and other receivables	Financial assets at amortized cost		65.2		14.5
Provisionally priced contracts	Financial instruments at FVTPL	2	8.9	2	1.5
Gold and copper swap contracts	Financial instruments at FVTPL	2	(9.8)	2	(1.3)
Proceeds due from income tax refunds at Mesquite(2)	Financial assets at amortized cost	1	12.8	1	9.0
Investments	Financial instruments at FVTPL	1	46.2	1	0.5
FINANCIAL LIABILITIES
Trade and other payables(1)	Financial liabilities at amortized cost		115.7		111.3
Long-term debt	Financial liabilities at amortized cost		489.2		714.5
Gold stream obligation	Financial instruments at FVTPL	3	217.9	3	164.5
Free cash flow interest obligation	Financial instruments at FVTPL	3	436.1	3	—
Gold price option contracts	Financial instruments at FVTPL	2	—	2	26.4
1.Trade and other payables exclude the short-term portions of reclamation and closure cost obligations, the gold stream obligation and the free cash flow interest obligation.
2.Proceeds due from income tax refunds at Mesquite are included in current assets on the consolidated statement of financial position.

Schedule of carrying values and fair values of financial instruments
The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2020			As at December 31, 2019
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	186.3	186.3	83.4	83.4
Trade and other receivables	65.2	65.2	14.5	14.5
Provisionally priced contracts	8.9	8.9	1.5	1.5
Gold and copper swap contracts	(9.8)	(9.8)	(1.3)	(1.3)
Proceeds due from income tax refunds at Mesquite(2)	12.8	12.8	9.0	9.0
Investments	46.2	46.2	0.5	0.5
FINANCIAL LIABILITIES
Trade and other payables(1)	115.7	115.7	111.3	111.3
Long-term debt	489.2	548.0	714.5	707.7
Gold stream obligation	217.9	217.9	164.5	164.5
Free cash flow interest obligation	436.1	436.1	-	-
Gold price option contracts	—	—	26.4	26.4
1.Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation and New Afton free cash flow interest obligation.
2.Proceeds due from income tax refunds at Mesquite are included in current assets on the consolidated statement of financial position.